Goodwill, VOBA and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill, VOBA and Other Intangible Assets
Schedule of Goodwill

	Goodwill for the Years Ended
	December 31,
	2013	2012	2011
Balance as of January 1:
Goodwill	$156,817	$156,817	$156,817
Accumulated impairment losses	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$17,285	$17,285	$17,285

VOBA
VOBA and Other Intangible Assets
Schedule of information about intangible assets
	For the Years Ended December 31,
	2013	2012	2011

Beginning balance	$13,105	$14,833	$16,697
Amortization, net of interest accrued	(1,550)	(1,728)	(1,864)
Ending balance	$11,555	$13,105	$14,833

Schedule of estimated amortization for the next five years and thereafter

At December 31, 2013 the estimated amortization of VOBA for the next five years and thereafter is as follows:

Year	Amount
2014	$1,425
2015	1,323
2016	1,227
2017	1,131
2018	961
Thereafter	5,488

Total	$11,555

Contract based intangibles
VOBA and Other Intangible Assets
Schedule of information about intangible assets

	As of December 31,
	2013			2012
	Carrying Value	Accumulated Amortization	Net Other Intangible Assets	Carrying Value	Accumulated Amortization	Net Other Intangible Assets
Contract based intangibles	$38,020	$(21,472)	$16,548	$38,020	$(19,685)	$18,335

Schedule of estimated amortization for the next five years and thereafter
Year	Amount
2014	$1,787
2015	1,787
2016	1,787
2017	1,787
2018	1,787
Thereafter	7,613

Total other intangible assets with finite lives	$16,548